Submission	Oct. 27, 2026
Submission [Line Items]
Central Index Key	0000004962
Registrant Name	AMERICAN EXPRESS CO
Registration File Number	333-276975
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES